10. COMMON STOCK (Details) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2014
Number of options
Beginning Balance	13,061,500	14,400,500	9,223,000	13,026,500
Granted			7,560,000
Expired		(1,339,000)	(2,379,500)
Forfeited	(35,000)		(3,000)
Ending Balance	13,026,500	13,061,500	14,400,500	13,026,500
Weighted Average Exercise Price
Beginning Balance	$ 1.21	$ 1.22	$ 1.98	$ 1.21
Granted			$ 0.47
Expired		$ 1.32	$ 1.80
Forfeited	$ 0.76		$ 1.25
Ending Balance	$ 1.21	$ 1.21	$ 1.22	$ 1.21